GOODWILL AND OTHER INTANGIBLE ASSETS-NET	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS-NET	GOODWILL AND OTHER INTANGIBLE ASSETS—NET
The following table summarizes the change in the carrying amount of goodwill for the years ended December 31, 2025, and 2024, by reportable business segment:

	Aerospace Technologies	Building Automation	Process Automation and Technology	Industrial Automation	Corporate and All Other	Total Goodwill
December 31, 2023	$2,386	$3,380	$4,914	$5,652	$906	$17,238
Acquisitions	660	2,827	876	—	—	4,363
Currency translation adjustment	(18)	(71)	(29)	(46)	(7)	(171)
Reclassified to Assets held for sale	—	—	—	(411)	—	(411)
December 31, 2024	3,028	6,136	5,761	5,195	899	21,019
Acquisitions	(28)	122	1,259	—	—	1,353
Currency translation adjustment	25	181	120	193	50	569
Impairment	—	—	—	(724)	—	(724)
Reclassified to Assets held for sale	—	—	—	(1,138)	—	(1,138)
December 31, 2025	$3,025	$6,439	$7,140	$3,526	$949	$21,079
Other intangible assets are comprised of:

	December 31, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-life intangibles
Patents and technology	$3,354	$(1,714)	$1,640	$3,506	$(1,845)	$1,661
Customer relationships	6,325	(2,008)	4,317	6,378	(2,224)	4,154
Trademarks	297	(232)	65	398	(296)	102
Other	592	(272)	320	558	(268)	290
Total definite-life intangibles—net	10,568	(4,226)	6,342	10,840	(4,633)	6,207
Indefinite-life intangibles
Trademarks[1]	394	—	394	414	—	414
Total Other intangible assets—net[2]	$10,962	$(4,226)	$6,736	$11,254	$(4,633)	$6,621

1
An impairment charge of $44 million and $48 million was recorded on indefinite-lived intangible assets related to the Industrial Automation business and personal protective equipment business during the years ended December 31, 2025 and 2024, respectively.

2
As of December 31, 2025 and 2024, Total Other intangible assets—net excludes net carrying amount of $262 million and $597 million, respectively, that is included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

Intangible assets amortization expense includes $570 million, $411 million, and $290 million for the years ended December 31, 2025, 2024, and 2023, respectively. Estimated future intangible asset amortization expense for each of the next five years for intangible assets recorded as of December 31, 2025, is as follows:

December 31, 2025
2026	$599
2027	598
2028	584
2029	571
2030	549